Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net Income	$ 88,131	$ 14,458,911	$ 185,179
Adjustments to reconcile net income to net cash provided by operating activities:
- Deferred income taxes (note 15)	(83,010)	265,096	(11,227)
- Share-based compensation (note 20)	0	7,735	10,203
- Inventory provision (note 7)	140,004	70,133	5,816
- Provision for doubtful accounts	4,268	2,967	2,640
- Loss on disposal of property, plant and equipment (note 8)	5,213	977	163
- Depreciation of property, plant and equipment (note 8)	153,819	84,446	3,693
- Amortization of prepaid land lease payments (note 9)	1,749	2,203	238
- Amortization of intangible assets (note 10)	1,029	183	106
- Government grants recognized in income	(760)	(725)	(297)
Changes in:
- Accounts receivable	289,600	(710,355)	(128,016)
- Inventories	30,382	(334,062)	(77,738)
- Income tax (recoverable) / payable	(1,275,296)	1,216,717	31,804
- Prepaid expenses and deposits	22,519	(143,324)	(13,151)
- Deferred revenue	(58,485)	(288,779)	339,329
- Accounts payable and accrued liabilities	(86,860)	720,858	131,777
- Other non-current liabilities	(3,048)	(440)	(1,210)
Net cash (used in) provided by operating activities	(770,745)	15,352,541	479,309
Financing activities
- Proceeds from bank loans	151	13,511	33,227
- Repayments of bank loans	(2,981)	(33,436)	(6,041)
- Proceeds from issuance of common stock, net of share issuance costs	0	1,033	1,999
- Dividend paid	(263,171)	(1,875,892)	0
- Proceeds from subsidiary's financing	11,291	0	541,043
- Government grants received (note 17)	14,797	4,317	16,521
- Loan from a non-controlling shareholder (note 13(a))	0	7,119	10,162
- Repayments of loan from a non-controlling shareholder (note 12(a))	(1,486)	(13,332)	(4,345)
Net cash provided by (used in) financing activities	(241,399)	(1,896,680)	592,566
Investing activities
- Proceeds from redemption of investments	6,327,521	6,567,491	124,562
- Proceeds from dissolution of subsidiary	114,352	0	0
- Proceeds from disposal of equipment	608	172	20
- Acquisition of intangible assets	(9,568)	(154)	(164)
- Prepaid land lease payments	(35,683)	(30,986)	0
- Purchase of investments	(11,658,465)	(8,826,611)	(201,688)
- Purchase of property, plant and equipment	(393,800)	(719,823)	(127,486)
- Purchase of equity investments	(105,435)	(13,663)	0
Net cash used in investing activities	(5,760,470)	(3,023,574)	(204,756)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(560,769)	137,269	27,207
(Decrease) increase in cash and cash equivalents and restricted cash	(7,333,383)	10,569,556	894,326
Cash and cash equivalents and restricted cash, beginning of year	11,619,760	1,050,204	155,878
Cash and cash equivalents and restricted cash, end of year	4,286,377	11,619,760	1,050,204
Supplemental disclosure of cash flow information:
Cash paid for interest	1,112	2,799	1,041
Cash paid for income taxes	$ 1,321,563	$ 1,487,979	$ 11,172